Long Term Debt (6.25% Senior Notes Due 2022) (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 25, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Proceeds from borrowings		$ 913,932	$ 1,090,000	$ 435,500
Underwriting discounts and commissions		10,266	24,543	12,194
Repayments of debt obligations		$ 358,619	$ 689,873	$ 160,760
Senior Notes | Senior Notes Due 2022
Debt Instrument [Line Items]
Interest rate	6.25%
Aggregate principal amounts of debt offered	$ 900,000
Proceeds from borrowings	882,700
Underwriting discounts and commissions	17,300
Repayments of debt obligations	$ 301,800
Prior to May 1, 2017 | Senior Notes | Senior Notes Due 2022
Debt Instrument [Line Items]
Percentage of principal amount, plus accrued and unpaid interest with proceeds of certain equity offerings	106.25%
Redemption period after completing equity offering	180 days
Percentage of aggregate principal amount of Notes outstanding after redemption (at least)	65.00%
Percentage of principal amount redeemed (up to)	100.00%
Percentage that may be redeemed upon change in control	101.00%
Prior to May 1, 2017 | Senior Notes | Senior Notes Due 2022 | Maximum
Debt Instrument [Line Items]
Percentage of redemption price of principal amount plus applicable make-whole premium and accrued and unpaid interest	35.00%
On or after May 1, 2017 | Senior Notes | Senior Notes Due 2022
Debt Instrument [Line Items]
Percentage of principal amount redeemed (up to)	104.688%
12 month period beginning May 1, 2018 | Senior Notes | Senior Notes Due 2022
Debt Instrument [Line Items]
Percentage of principal amount redeemed (up to)	103.125%
12 month period beginning on May 1, 2019 | Senior Notes | Senior Notes Due 2022
Debt Instrument [Line Items]
Percentage of principal amount redeemed (up to)	101.563%
12 month period beginning on May 1, 2020 | Senior Notes | Senior Notes Due 2022
Debt Instrument [Line Items]
Percentage of principal amount redeemed (up to)	100.00%